Employee pension (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing Operations [Member]
Pension expense	$ 10	$ 20	$ 9
Discontinued Operations [Member]
Pension expense	$ 3	$ 4